Accumulated Other Comprehensive Income/(Loss) Reclassifications out of ACOI (Details) - Orbitz - USD ($) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net interest expense	$ (7,467)			$ (8,595)		$ (15,877)	$ (18,172)	$ (35,212)
Provision (benefit) for income taxes	(3,444)			(5,794)		(2,801)	(13,048)	(27,281)
Net income/(loss)	$ (4,251)	$ 7,296	$ 9,037	$ 6,881	$ (5,934)	$ (25,190)	$ 947	$ 17,280